Significant Accounting Policies (Details) - Schedule of unrealized holding losses and fair value of held to maturity securities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Marketable Securities [Line Items]
Amortized Cost and Carrying Value	$ 349,927,313	$ 345,105,681
Gross Unrealized Gains
Gross Unrealized Gains (Losses)		(6,065)
Fair Value	349,927,313	345,099,616	$ 116,571,577
Cash [Member]
Marketable Securities [Line Items]
Amortized Cost and Carrying Value		484
Gross Unrealized Gains
Gross Unrealized Gains (Losses)
Fair Value		484	$ 116,571,577
Money Market Funds [Member]
Marketable Securities [Line Items]
Amortized Cost and Carrying Value	349,927,313
Gross Unrealized Gains
Gross Unrealized Gains (Losses)
Fair Value	$ 349,927,313
U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Amortized Cost and Carrying Value		345,105,197
Gross Unrealized Gains
Gross Unrealized Gains (Losses)		(6,065)
Fair Value		$ 345,099,132